Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	CI (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2025	$12,619,149	$12,605,081	$5,485,554	$5,311,408	$175	$239	$1,278,000,000	$1,303,000,000
2024	$16,076,493	$18,814,571	$5,182,003	$5,940,707	$164	$215	$959,000,000	$1,324,000,000
2023	$16,084,212	$17,516,540	$4,912,166	$5,374,060	$132	$156	$1,205,000,000	$1,312,000,000
2022	$15,068,389	$14,945,719	$4,081,690	$3,537,640	$124	$146	$682,000,000	$1,201,000,000
2021	$14,246,207	$16,180,923	$3,571,966	$3,965,857	$119	$123	$1,184,000,000	$1,083,000,000

(a)
The Pay Versus Performance table includes five years of information.

(b)
Our Principal Executive Officer (PEO) for 2025 is Mr. Douglas M. Worman. For years reported 2021 — 2024 the PEO was Mr. Dino E. Robusto. The amounts reported are the amounts of total compensation reported in our Summary Compensation Table for PEO Mr. Douglas M. Worman.

(c)
The amounts reported are the amount of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned or realized by or paid to our PEO or non-PEO NEOs during the applicable year. In accordance with SEC rules, adjustments were made to Total Compensation reported in our Summary Compensation Table to determine the compensation actually paid. Adjustments made are included in the table below footnotes.

(d)(e)
Included in the average Summary Compensation Table total and average compensation actually paid to non-PEO NEOs for 2025 are Mr. Dino. E. Robusto, Mr. Scott R. Lindquist, Mr. Daniel P. Franzetti, Ms. Jane E. Possell and Ms. Susan A. Stone. For 2024 are Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Daniel P. Franzetti, and Ms. Susan A. Stone. For 2023 are Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Daniel P. Franzetti, and Ms. Susan A. Stone. For 2022 the non-PEO NEOs included are Mr. Larry A. Haefner, Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Gerald S. Haase, Mr. Daniel P. Franzetti, and Mr. Kevin G. Smith. For 2021 the non-PEO NEOs included are Mr. Larry A. Haefner, Mr. Albert J. Miralles, Mr. Douglas M. Worman, Mr. Kevin J. Leidwinger, and Mr. Kevin G. Smith.

(f)
Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (December 31, 2020). TSR for the Company is presented using the value of an initial $100 investment at beginning of December 31, 2020.

(g)
The peer group companies for TSR in the table above are the nine companies listed on page 25 of this proxy statement. The same peer group has been used for all years disclosed. Peer group TSR disclosure in the table is required to be market capitalization weighted.

(h)
As of January 1, 2023, the Company adopted Accounting Standards Update (ASU) 2018-12, Financial Services-Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts which uses the modified retrospective method applied as of the transition date of January 1, 2021. Accordingly, Net Income for years 2022 and 2021 reflect the application of the new retrospective guidance. Prior to such application, Net Income for years 2022 and 2021 was $894,000,000 and $1,202,000,000, respectively.

(i)
CI as defined under “Performance Measures” in this proxy statement (page 21).

Year	Reported Summary Compensation Table Total for PEO (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to PEO
2025	$12,619,149	$(14,068)	—	—	—	$12,605,081
2024	$16,076,493	$2,738,078	—	—	—	$18,814,571
2023	$16,084,212	$1,432,328	—	—	—	$17,516,540
2022	$15,068,389	$(122,670)	—	—	—	$14,945,719
2021	$14,246,207	$1,934,716	—	—	—	$16,180,923
Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to Non-PEO NEOs
2025	$5,485,554	$(174,146)	—	—	—	$5,311,408
2024	$5,182,003	$758,705	—	—	—	$5,940,707
2023	$4,912,166	$461,893	—	—	—	$5,374,060
2022	$4,081,690	$(544,050)	—	—	—	$3,537,640
2021	$3,571,966	$393,891	—	—	—	$3,965,857

(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Company Selected Measure Name	CI
Named Executive Officers, Footnote
(b)
Our Principal Executive Officer (PEO) for 2025 is Mr. Douglas M. Worman. For years reported 2021 — 2024 the PEO was Mr. Dino E. Robusto. The amounts reported are the amounts of total compensation reported in our Summary Compensation Table for PEO Mr. Douglas M. Worman.

(c)
The amounts reported are the amount of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned or realized by or paid to our PEO or non-PEO NEOs during the applicable year. In accordance with SEC rules, adjustments were made to Total Compensation reported in our Summary Compensation Table to determine the compensation actually paid. Adjustments made are included in the table below footnotes.

(d)(e)
Included in the average Summary Compensation Table total and average compensation actually paid to non-PEO NEOs for 2025 are Mr. Dino. E. Robusto, Mr. Scott R. Lindquist, Mr. Daniel P. Franzetti, Ms. Jane E. Possell and Ms. Susan A. Stone. For 2024 are Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Daniel P. Franzetti, and Ms. Susan A. Stone. For 2023 are Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Daniel P. Franzetti, and Ms. Susan A. Stone. For 2022 the non-PEO NEOs included are Mr. Larry A. Haefner, Mr. Scott R. Lindquist, Mr. Douglas M. Worman, Mr. Gerald S. Haase, Mr. Daniel P. Franzetti, and Mr. Kevin G. Smith. For 2021 the non-PEO NEOs included are Mr. Larry A. Haefner, Mr. Albert J. Miralles, Mr. Douglas M. Worman, Mr. Kevin J. Leidwinger, and Mr. Kevin G. Smith.

Peer Group Issuers, Footnote
(g)
The peer group companies for TSR in the table above are the nine companies listed on page 25 of this proxy statement. The same peer group has been used for all years disclosed. Peer group TSR disclosure in the table is required to be market capitalization weighted.

PEO Total Compensation Amount	$ 12,619,149	$ 16,076,493	$ 16,084,212	$ 15,068,389	$ 14,246,207
PEO Actually Paid Compensation Amount	$ 12,605,081	18,814,571	17,516,540	14,945,719	16,180,923
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to PEO
2025	$12,619,149	$(14,068)	—	—	—	$12,605,081
2024	$16,076,493	$2,738,078	—	—	—	$18,814,571
2023	$16,084,212	$1,432,328	—	—	—	$17,516,540
2022	$15,068,389	$(122,670)	—	—	—	$14,945,719
2021	$14,246,207	$1,934,716	—	—	—	$16,180,923
(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Non-PEO NEO Average Total Compensation Amount	$ 5,485,554	5,182,003	4,912,166	4,081,690	3,571,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,311,408	5,940,707	5,374,060	3,537,640	3,965,857
Adjustment to Non-PEO NEO Compensation Footnote
Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to Non-PEO NEOs
2025	$5,485,554	$(174,146)	—	—	—	$5,311,408
2024	$5,182,003	$758,705	—	—	—	$5,940,707
2023	$4,912,166	$461,893	—	—	—	$5,374,060
2022	$4,081,690	$(544,050)	—	—	—	$3,537,640
2021	$3,571,966	$393,891	—	—	—	$3,965,857

(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Compensation Actually Paid vs. Total Shareholder Return	“Compensation Actually Paid” versus Company Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	“Compensation Actually Paid” versus Net Income and CI
Compensation Actually Paid vs. Company Selected Measure	“Compensation Actually Paid” versus Net Income and CI
Total Shareholder Return Vs Peer Group	Company TSR versus Peer Group TSR
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs in 2025 to the Company’s performance are listed below.
CI
Underlying Property & Casualty Combined Ratio
Property & Casualty Underwriting Premium
As described under “Performance Measures” in this proxy statement (pages 21-23), CI is the Company performance measure which is the primary basis for determination of incentive compensation to executives. Further, as the determined formula for CI, as described on page 21, adjusts for certain non-core operational impact (eg, long-term care reserve changes, catastrophes under or over plan assumptions, limited partnership, common equity investment income under or over plan assumptions, federal income tax policy changes, and foreign currency rate fluctuations), the primary drivers of increased CI (and thus, increased Company performance) are underlying P&C combined ratio and P&C underwriting premium.

Total Shareholder Return Amount	$ 175	164	132	124	119
Peer Group Total Shareholder Return Amount	239	215	156	146	123
Net Income (Loss)	$ 1,278,000,000	$ 959,000,000	$ 1,205,000,000	$ 682,000,000	$ 1,184,000,000
Company Selected Measure Amount	1,303,000,000	1,324,000,000	1,312,000,000	1,201,000,000	1,083,000,000
PEO Name	Mr. Douglas M. Worman
Net Income Loss Before Application Of New Accounting Standard Update				$ 894,000,000	$ 1,202,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	CI
Non-GAAP Measure Description	(i) CI as defined under “Performance Measures” in this proxy statement (page 21).
Measure:: 2
Pay vs Performance Disclosure
Name	Underlying Property & Casualty Combined Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Property & Casualty Underwriting Premium
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,068)	2,738,078	1,432,328	(122,670)	1,934,716
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,146)	758,705	461,893	(544,050)	393,891
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount